Leases - Summary of Future Minimum Payment Receivables (Detail) kr in Millions	12 Months Ended
Dec. 31, 2019 SEK (kr)
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	kr 207
Future minimum, Financial leases	321
2020 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	81
Future minimum, Financial leases	57
2021 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	56
Future minimum, Financial leases	59
2022 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	34
Future minimum, Financial leases	61
2023 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	21
Future minimum, Financial leases	63
2024 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	9
Future minimum, Financial leases	64
2025 and later [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	6
Future minimum, Financial leases	kr 17